UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

       /s/ Mark D. Lerner         Baltimore, Maryland                8/16/1999
       ----------------------     ------------------------------     ---------
           [Signature]             [City, State]                     [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $323,097
                                                    (thousands)

Information for which the Company is requesting confidential treatment has been omitted and will be filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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                           FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
   -----------------  ----------  -----------  ---------- -----------------------  ----------- ----------- -------------------------
                        TITLE                    VALUE     SHRS OR    SH/   PUT/    INVESTMENT   OTHER           VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS     CUSIP       (x$1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS    SOLE     SHARED     NONE
   -----------------  ----------  -----------  ---------- ---------- ----- ------  ----------- ----------- -------- --------- ------

@ Entertainment         Common     045920105     4,584     244,500     SH              SOLE                 SOLE

Aliant Commun.          Common     016090102     3,233      70,000     SH              SOLE                 SOLE

Avondale Industries     Common     054350103     6,033     154,700     SH              SOLE                 SOLE

Bank of Commerce        Common     061589107     1,563      76,700     SH              SOLE                 SOLE

Browning Ferris         Common     115885105    42,936     998,500     SH              SOLE                 SOLE

Capstar Broadcasting    Common     14067G105     7,128     260,400     SH              SOLE                 SOLE

Coach USA               Common     18975L106     6,127     146,100     SH              SOLE                 SOLE

Coltec Industries       Common     196879100    12,332     568,600     SH              SOLE                 SOLE

Dialogic Corp.          Common     252499108     9,420     214,700     SH              SOLE                 SOLE

Diamond Fields Int'l    Common     252905104       324     341,800     SH              SOLE                 SOLE

Dynatech                Common     268140100     1,078     313,600     SH              SOLE                 SOLE

Executive Risk          Common     301586103    20,781     244,300     SH              SOLE                 SOLE

Filenes Basement        Common     316866102       455     316,500     SH              SOLE                 SOLE

Gibson Greeting         Common     374827103       960     151,300     SH              SOLE                 SOLE

Gulfstream Aerospace    Common     402734107    32,302     478,100     SH              SOLE                 SOLE

Healthcare
Financial Partners      Common     42219W108       514      15,000     SH              SOLE                 SOLE

Holophane Corp.         Common     43645B106     2,669      70,000     SH              SOLE                 SOLE

Humana, Inc.            Common     444859102       259      20,000     SH              SOLE                 SOLE

JDS Fitel               Common     465934107    23,836     285,000     SH              SOLE                 SOLE

Level One
Communications, Inc.    Common     527295109    48,536     991,800     SH              SOLE                 SOLE

Medical
Manager Corp.           Common     58461C103     5,598     126,500     SH              SOLE                 SOLE

Mosaix, Inc.            Common     619454101       638      49,200     SH              SOLE                 SOLE

McKesson Corp.          Common     581556107     4,184     130,000     SH              SOLE                 SOLE

Nextar
Pharmaceuticals         Common     65333B106     7,407     371,500     SH              SOLE                 SOLE

Oneida Ltd.             Common     682505102       821      29,200     SH              SOLE                 SOLE

Oshap Tech Ltd.         Common     671039105     6,874     539,100     SH              SOLE                 SOLE

Prime Bancorp (PA)      Common     741914105       989      35,800     SH              SOLE                 SOLE

Rental Service Corp.    Common     76009V102    15,758     550,500     SH              SOLE                 SOLE

Sterigenics Int'l       Common     85915R105     1,031      39,100     SH              SOLE                 SOLE

Superior Services       Common     868316100       667      25,000     SH              SOLE                 SOLE

Sybron Chemical         Common     870903101     3,509     197,700     SH              SOLE                 SOLE

Thermadyne Holdings     Common     883435208       481      26,004     SH              SOLE                 SOLE

U.S. Office Products    Common     912325305     1,556     289,509     SH              SOLE                 SOLE

Varian Semiconductor    Common     922207105     2,608     152,300     SH              SOLE                 SOLE

Varlen Corporation      Common     922248109    15,888     392,300     SH              SOLE                 SOLE

VWR Scientific Prod     Common     918435108     9,172     250,000     SH              SOLE                 SOLE

Whittaker Corp.         Common     966680407    13,776     492,000     SH              SOLE                 SOLE

Workflow Mgmt.          Common     98137N109     7,070     496,130     SH              SOLE                 SOLE